Consolidated Statements of Financial Position - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	SFr 385	SFr 288
Intangible assets	13,292	12,206
Right-of-use assets	1,303	755
Other non-current assets	476	89
Total non-current assets	15,456	13,338
Current assets
Other current assets and other receivable	5,605	8,488
Accrued income	629	876
Short-term financial assets	70,955	53,324
Cash and cash equivalents	27,708	38,327
Total current assets	104,897	101,015
TOTAL ASSETS	120,353	114,353
Equity attributable to equity holders of the parent
Share capital	446	366
Share premium	344,946	288,162
Reserve for share-based payment	16,062	6,379
Actuarial loss on post employment benefit obligations	(2,233)	(1,072)
Treasury shares	(10)
Cumulative translation adjustments	(271)	(327)
Accumulated losses	(285,557)	(199,780)
Total Equity	73,383	93,728
Non-current liabilities
Long-term lease liabilities	865	431
Long-term payables		378
Defined benefit pension liabilities	1,870	728
Total non-current liabilities	2,735	1,537
Current liabilities
Trade payables	5,871	7,596
Accrued expenses and other payables	18,198	5,948
Short-term lease liabilities	315	174
Warrant liabilities	19,851	5,370
Total current liabilities	44,235	19,088
Total Liabilities	46,970	20,625
TOTAL EQUITY AND LIABILITIES	SFr 120,353	SFr 114,353